REVENUE AND COST OF SALES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
REVENUE AND COST OF SALES
Concentrate Sales	$ 43,648,000	$ 11,208,000
Provisional Pricing Adjustments	539,000	20,000
Total Revenue	$ 44,187,000	$ 11,228,000